LIBERTY VARIABLE INVESTMENT TRUST
             Colonial International Fund for Growth, Variable Series
               Colonial U.S. Growth & Income Fund, Variable Series
                  Colonial Global Equity Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
              Colonial High Yield Securities Fund, Variable Series
              Colonial International Horizons Fund, Variable Series
            Crabbe Huson Real Estate Investment Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                       Liberty Value Fund, Variable Series
                  Liberty All-Star Equity Fund, Variable Series
                   Liberty S&P 500 Index Fund, Variable Series
            Liberty Newport Japan Opportunities Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                 Rydex Financial Services Fund, Variable Series
                     Rydex Health Care Fund, Variable Series
                Stein Roe Global Utilities Fund, Variable Series


                           Supplement to Prospectuses

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including the investment advisor and affiliated sub-advisors of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisor and affiliated sub-advisors and, therefore, an assignment of their investment advisory, sub-advisory, and, if applicable, portfolio management contracts with the Funds. At a meeting of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

                                                               November 2, 2001

                        LIBERTY VARIABLE INVESTMENT TRUST
             Colonial International Fund for Growth, Variable Series
               Colonial U.S. Growth & Income Fund, Variable Series
                  Colonial Global Equity Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
              Colonial High Yield Securities Fund, Variable Series
              Colonial International Horizons Fund, Variable Series
            Crabbe Huson Real Estate Investment Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                       Liberty Value Fund, Variable Series
                  Liberty All-Star Equity Fund, Variable Series
                   Liberty S&P 500 Index Fund, Variable Series
            Liberty Newport Japan Opportunities Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                 Rydex Financial Services Fund, Variable Series
                     Rydex Health Care Fund, Variable Series
                Stein Roe Global Utilities Fund, Variable Series


                Supplement to Statement of Additional Information

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including the investment advisor and each affiliated sub-advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisors and affiliated sub-advisors and, therefore, an assignment of their investment advisory, sub-advisory, and, if applicable, portfolio management contracts with the Funds. At meetings of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

The investment advisor for each Fund, and the investment sub-advisor for the Colonial and Stein Roe and certain Liberty Funds are each wholly owned subsidiaries of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Fleet/Liberty Holdings, Inc. is located at 100 Federal Street, Boston, MA 02110.

The investment sub-advisor for Crabbe Huson Real Estate Investment Fund is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

The investment sub-advisor for the Newport Funds is a majority-owned subsidiary of Newport Pacific Management, Inc., which in turn is a wholly owned subsidiary of Liberty Newport Holdings, Limited, which in turn is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Newport Pacific Management, Inc. is located at 580 California Street, San Francisco, CA 94104.

The investment sub-advisor for Liberty All-Star Equity Fund is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

As of November 1, 2001, Keith T. Banks, 45, whose business address is c/o Fleet Asset Management, 590 Madison Avenue, 36th Floor, Mail Stop NY EH 30636A, New York, NY 10022, replaces Stephen E. Gibson as President of the Trust. In addition to his position as President of the Trust and other Liberty Trusts, Mr. Banks is and has been Chief Investment Officer and Chief Executive Officer of Fleet Asset Management since 2000 and was formerly Managing Director and Head of U.S. Equity for J.P. Morgan Investment Management from 1996 to 2000.

As of November 1, 2001, Kevin M. Carome is no longer Executive Vice President of the Trust.

                                                                November 2, 2001